                                                              BULK RATE
American Stock Transfer & Trust Company                      U.S. POSTAGE
40 Wall Street                                                   PAID
New York, New York 10005                                   STATEN ISLAND, NY
                                                               PERMIT No.
                                                                  169


                            Global Partners
                            Income Fund Inc.





                            Semi-Annual Report
                            February 29, 2000

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

                                                                  March 15, 2000

Dear Shareholders:

We are pleased to provide you with this semi-annual report for the Global Partners Income Fund Inc. ('Fund') as of February 29, 2000. Included in this report are an analysis of the Fund's performance versus its benchmarks and its peer group, a commentary on the emerging debt markets and U.S. high-yield market, a listing of the Fund's investments as of February 29, 2000, and financial statements for the six-months ended February 29, 2000.

During the six months ended February 29, 2000, the net asset value of the Fund increased from $10.98 per share at August 31, 1999 to $12.02 per share at February 29, 2000. In addition, income dividends totaling $0.71 per share were paid during this period. Assuming reinvestment of these dividends in additional shares of the Fund, the total rate of return based on the net asset value for the six-month time frame was 16.45%. In comparison, the JP Morgan Emerging Markets Bond Index Plus ('EMBI+')1, a standard measure of return for the emerging markets debt markets, returned 21.56% and the Salomon Smith Barney High Yield Market Index2 returned 0.36% for the same time period. The Fund's performance was the result of several factors which we will highlight below.

EMERGING MARKET DEBT

Emerging market debt returned 21.56% for the six months ended February 29, 2000 as measured by the EMBI+. The market performed well in a relatively difficult fixed income environment. During the same period, the Salomon Smith Barney Broad Investment Grade Index3 returned 1.93%. Emerging market returns were dominated by Russia, Bulgaria, Peru, Brazil and Venezuela, during the reporting period.

The U.S. Federal Reserve Board ('Fed') raised interest rates by 50 basis points during the past six months of the Fund's fiscal year in response to the ongoing strength of the U.S. economy. The process of anticipating these two 25 basis-point rate increases has influenced bond market investors worldwide. The Fed's aggressive approach has increased the bond market's focus on the U.S. economy and the outlook for increases in rates.

When viewed in the context of this relatively difficult fixed income environment, the performance of emerging markets debt has been particularly strong. Investors have been attracted by the high yields available in the market and reassured by the improving economic performance of a number of key countries.

Russia was the best performing country in the Index over the past six months, returning 67.06%. The country continues to work with the International Monetary Fund ('IMF') on an expanded

---------
1 The EMBI+ is a total return index that tracks the traded market for U.S.
  dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.

2 The Salomon Smith Barney High-Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market.

3 The Salomon Smith Barney Broad Investment Grade (BIG) Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

financing package. Spokesmen for the IMF indicated pleasant surprise at the status of Russia's macroeconomic reforms. Russia reached agreement with the London Club on restructuring defaulted Soviet-era debt. (The London Club is the official group of creditors lending to emerging market governments.) The agreement appears to be quite favorable to the Russians and broadens their alternatives for financing sources in the future. On the political front, President Yeltsin resigned and appointed Prime Minister Putin to the position of acting President. President Putin, the prohibitive favorite, was elected President on the first ballot of the March 26, 2000 election.

Bulgaria returned 26.32% during the past six months. The local economy continues to recover from the impact of the Kosovo crisis, as regional trade has rebounded. In addition, the country enjoys the support of multi-lateral agencies and Western governments for its disciplined approach to dealing with its economic problems. We continue to hold an overweighted position in Bulgaria.

Brazil's recovery from the effects of its January currency devaluation continues to be impressive. Brazil has continued to exceed the fiscal targets outlined in its IMF agreement. In addition, unemployment and inflation levels have been lower than projected and underscore the progress Brazil is making in reforming its economy. Brazil continues to have an ambitious structural reform agenda, which includes changes to the taxation and social security schemes. Despite recent political noise, the working relationship between the administration and Congress remains intact, and we expect further positive developments on these important initiatives in 2000. Brazil returned 25.81% in the six months ended February 29, 2000.

Economic growth has rebounded in Peru leading to very strong performance over the past six months. Peruvian debt has returned 26.21% over this period as economic growth has combined with heightened interest in the political scene leading up to this year's presidential election.

Venezuela's Constituent Assembly completed the draft of a new Constitution. The Constitution calls for national elections to be held on May 28, 2000. We expect the new Constitution to be ratified by the voters and President Chavez to win re-election. Oil price strength improved Venezuela's credit quality throughout 1999. Venezuela returned 23.10% during the past six months of the Fund's fiscal year. We continue to overweight Venezuela for several reasons: Venezuela's financing needs in 2000 are relatively limited; oil prices remain substantially above budgeted levels; and Venezuelan spreads are at particularly wide levels given its level of credit quality.

OUTLOOK

Our outlook for emerging markets debt is positive based upon the current spread level of approximately 800 basis points over Treasuries. Economic growth in Asia combined with a rebound in gross domestic product ('GDP') growth in many Latin American countries points to an improving macroeconomic environment for emerging countries. In addition, volatility has declined sharply in the emerging debt markets. Volatility over the past six months has been approximately 8%, substantially below the long-term historical level of 15%.

HIGH-YIELD DEBT SECURITIES

The high-yield market returned 0.36% over the six-month period ended February 29, 2000, as reported by the Salomon Smith Barney High Yield Market Index. Investors' reluctance to commit

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

significant amounts of cash to the market, combined with a large supply of new issues, pushed up yields in both the new issue and secondary markets during the period. Investors' primary concerns over the period included: (i) limited broker-dealer liquidity; (ii) continued mutual fund outflows; (iii) volatility in the equity market; (iv) inflation and interest rate worries; and
(v) increased credit concerns. These concerns led the high-yield market, and credit markets in general, to heavily penalize underperformers.

The market's challenging conditions carried over to the new issue market, where investors preferred larger issues from established, higher quality issuers and shunned smaller transactions from less recognized borrowers. As a result, many new issues were forced to price at a significant discount in order to attract investor attention, while others were postponed.

Limited broker-dealer liquidity, mutual fund outflows and a highly selective new-issue market combined to create a difficult technical situation in the market. Credit problems in selected corporations put additional pressure on the market and led the high-yield market to under-perform the Salomon Smith Barney Broad Investment Grade Index, which returned
1.93% for the six-month period.

During the six-months ended February 29, 2000, the top performing sectors in the high-yield market included telecommunications, cable, gaming and energy. The most significant underperforming sectors were supermarkets/drugstores, textiles and consumer products. Energy performance was driven by rising oil prices throughout the period. Individual credit performance in the other sectors was more responsible for relative returns than any other macro factor.

In terms of credit quality, BB issues outperformed B issues, which in turn outperformed CCC issues. Investors continued to favor the greater liquidity and higher credit quality offered by BB issues.

                  SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX
                              TOTAL RATE OF RETURN
                       SIX MONTHS ENDED FEBRUARY 29, 2000
                       ----------------------------------

BB Issues...................................................  1.29%
B Issues....................................................  0.67%
CCC Issues..................................................  (5.87)%
Current Yield...............................................  11.85%
Spread between Index & 10-Year..............................  Spread of 537 basis points
                                                              (widening by 16 basis
                                                              points since August 31,
                                                              1999)

OUTLOOK

The high-yield market represents good long-term value at current spread levels. We expect the technical imbalances in the market will be corrected as investors recognize the attractive returns offered in the market at current spread levels.

                                *      *      *

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

In a continuing effort to provide timely information concerning Global Partners Income Fund Inc., shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. EST for the Fund's current net asset value, market price and other information regarding the Fund's portfolio holdings and allocations. For information concerning your GDF stock account, please call American Stock Transfer & Trust Company at 1-800-937-5449 (1-718-921-8200 if you are calling from within New York City).

We appreciate the confidence you have demonstrated in the past and hope to continue to serve you in the future years.

Sincerely,


Heath B. McLendon                                 William D. Cvengros

Heath B. McLendon                                 William D. Cvengros
Co-Chairman of the Board                          Co-Chairman of the Board


Peter J. Wilby                                    Beth A. Semmel

Peter J. Wilby                                    Beth A. Semmel
Executive Vice President                          Executive Vice President

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2000

   FACE
  AMOUNT                                      SECURITY                               VALUE
----------------------------------------------------------------------------------------------
CORPORATE BONDS -- 33.3%

BASIC INDUSTRIES -- 4.4%
$ 1,500,000         APP International Finance, 11.750% due 10/1/05 (a)..........  $  1,278,750
  1,500,000         Berry Plastics Corp., 12.250% due 4/15/04 (a)...............     1,522,500
  1,000,000         Glencore Nickel Property Ltd., 9.000% due 12/1/14 (a).......       870,000
    850,000         LTV Corp., 11.750% due 11/15/09 (a)(b)......................       864,875
  1,500,000         Lyondell Chemical Co., Series B, 9.875% due 5/1/07 (a)......     1,440,000
  1,750,000         Moll Industries, 10.500% due 7/1/08 (a).....................       708,750
    750,000         Norampac Inc., 9.500% due 2/1/08 (a)........................       746,250
  1,500,000         P&L Coal Holdings Corp., Series B, 8.875% due
                     5/15/08 (a)................................................     1,402,500
  1,000,000         PCI Chemicals Canada Inc., 9.250% due 10/15/07 (a)..........       832,500
  1,250,000         Radnor Holdings Corp., 10.000% due 12/1/03 (a)..............     1,168,750
                                                                                  ------------
                                                                                    10,834,875
                                                                                  ------------
CONSUMER CYCLICALS  -- 3.2%
  1,000,000         Advance Stores Co., Inc., 10.250% due 4/15/08 (a)...........       850,000
  2,000,000         Cole National Group, 8.625% due 8/15/07 (a).................     1,350,000
  1,000,000         Doman Industries Limited, 12.000% due 7/1/04 (a)............     1,040,000
  1,500,000         Federal Mogul Corp., 7.500% due 1/15/09 (a).................     1,308,750
  1,500,000         Finlay Fine Jewelry Corp., 8.375% due 5/1/08 (a)............     1,365,000
  1,000,000         HMH Properties, Inc., Series C, 8.450% due 12/1/08 (a)......       900,000
      1,000 Units   Mattress Discounters Corp., 12.625% due
                     7/15/07 (a)(b)(c)..........................................       950,000
    625,000         Pillowtex Corp., 9.000% due 12/15/07 (a)....................       256,250
                                                                                  ------------
                                                                                     8,020,000
                                                                                  ------------
CONSUMER NON-CYCLICALS  -- 4.8%
  1,000,000         B&G Foods Inc., 9.625% due 8/1/07 (a).......................       850,000
  1,250,000         Harrahs Operating Co., Inc., 7.875% due 12/15/05 (a)........     1,175,000
  1,461,000         Hines Horticulture Inc., 11.750% due 10/15/05 (a)...........     1,493,873
  1,500,000         Horseshoe Gaming Holdings, Corp., Series B, 9.375% due
                     6/15/07 (a)................................................     1,462,500
  1,000,000         Imperial Holly Corp., 9.750% due 12/15/07 (a)...............       460,000
    500,000         Isle of Capri Casinos, 8.750% due 4/15/09 (a)...............       444,375
    750,000         Mohegan Tribal Gaming, 8.750% due 1/1/09 (a)................       721,875
  1,900,000         North Atlantic Trading, 11.000% due 6/15/04 (a).............     1,714,750
  1,500,000         Park Place Entertainment Corp., 7.875% due 12/15/05 (a).....     1,402,500
    350,000         Revlon Consumer Products, 8.625% due 2/1/08 (a).............       143,500
    500,000         Simmons Co., 10.250% due 3/15/09 (a)........................       455,000

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

February 29, 2000

    FACE
   AMOUNT                                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 4.8% (continued)
$   500,000         Sun International Hotels, 9.000% due 3/15/07 (a)............  $    465,000
  1,000,000         Sun International Hotels, 8.625% due 12/15/07 (a)...........       937,500
    250,000         Vlasic Foods International Inc., 10.250% due
                     7/1/09 (a)(b)..............................................       175,000
                                                                                  ------------
                                                                                    11,900,873
                                                                                  ------------
ENERGY  -- 1.8%
  1,500,000         Belco Oil & Gas Corp., Series B, 8.875% due 9/15/07 (a).....     1,410,000
  1,000,000         Lomak Petroleum Inc., 8.750% due 1/15/07 (a)................       900,000
  1,000,000         PennzEnergy Co., 10.250% due 11/1/05 (a)....................     1,078,750
  2,000,000         United Refining Co., Series B, 10.750% due 6/15/07 (a)......     1,200,000
                                                                                  ------------
                                                                                     4,588,750
                                                                                  ------------
FINANCIAL  -- 1.7%
    990,200         Airplanes Pass Through Trust, 10.875% due 3/15/19 (a).......       901,112

                    Contifinancial Corp.:
  1,000,000          7.500% due 3/15/02 (a).....................................        95,000
  1,000,000          8.125% due 4/1/08 (a)......................................        95,000
  2,000,000         Morgan Stanley Aircraft Finance, Series 1A, Class D1, 8.700%
                     due 3/15/23 (a)(b).........................................     1,700,000
    750,000         Sovereign Bancorp, 10.500% due 11/15/06 (a).................       755,625
    750,000         Williams Scotsman Inc., 9.875% due 6/1/07 (a)...............       710,625
                                                                                  ------------
                                                                                     4,257,362
                                                                                  ------------
INDUSTRIAL  -  MANUFACTURING  -- 3.7%
  1,350,000         American Axle & Manufacturing Inc., 9.750% due
                     3/1/09 (a).................................................     1,336,500
  1,500,000         Axiohm Transaction Solutions Inc., 9.750% due
                     10/1/07 (a)(d).............................................       315,000
  1,625,000         Blount Inc., 13.000% due 8/1/09 (a).........................     1,722,500
  1,750,000         BREED Technologies Inc., 9.250% due 4/15/08 (a)(d)..........        35,000
  1,250,000         Foamex L.P., 9.875% due 6/15/07 (a).........................     1,056,250
  1,000,000         Gentek Inc., 11.000% due 8/1/09 (a).........................     1,030,000
    750,000         Hexcel Corp., 9.750% due 1/15/09 (a)........................       641,250
  1,500,000         High Voltage Engineering Corp., 10.500% due 8/15/04 (a).....     1,233,750
    750,000         JL French Automotive Casting, 11.500% due 6/1/09 (a)........       761,250
  1,000,000         Tenneco Automotive Inc., 11.625% due 10/15/09 (a)(b)........     1,018,750
                                                                                  ------------
                                                                                     9,150,250
                                                                                  ------------
MEDIA  -  TELECOMMUNICATIONS  -- 8.1%
  1,250,000         Adelphia Communications Corp., Series B, 9.875% due
                     3/1/07 (a).................................................     1,240,625
  1,000,000         Century Communications Corp., zero coupon due
                     1/15/08 (a)................................................       422,500

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

February 29, 2000

  FACE
 AMOUNT                                     SECURITY                                VALUE
----------------------------------------------------------------------------------------------
MEDIA - TELECOMMUNICATIONS -- 8.1% (continued)
$ 1,625,000         Charter Communications Holdings LLC, zero coupon until
                     4/1/04 (9.920% thereafter) due 4/1/11 (a)..................  $    942,500
  1,000,000         Covad Comm Group, 12.000% due 2/15/10 (a)(b)................     1,000,000
  1,000,000         CSC Holdings Inc., 10.500% due 5/15/16 (a)..................     1,105,000
  1,050,000         Diamond Cable Co., zero coupon until 12/15/00
                     (11.750% thereafter) due 12/15/05 (a)......................     1,001,438
  1,250,000         Hollinger International Publishing, 9.250% due
                     2/1/06 (a).................................................     1,184,375
  1,750,000         ICG Holding Inc., zero coupon until 9/15/00
                     (13.500% thereafter) due 9/15/05 (a).......................     1,610,000
  1,000,000         Intermedia Communications, Inc., Series B, 8.600% due
                     6/1/08 (a).................................................       920,000
  2,000,000         Lin Television Corp., 8.375% due 3/1/08 (a).................     1,780,000
  3,500,000         Nextel Communications, zero coupon until 2/15/03
                     (9.950% thereafter) due 2/15/08 (a)........................     2,485,000
  2,500,000         NTL Inc., zero coupon until 2/1/01 (11.500% thereafter) due
                     2/1/06 (a).................................................     2,343,750
  1,000,000         Orange PLC, 8.750% due 6/1/06 (a)...........................     1,025,000
  2,500,000         United International Holdings, zero coupon until 2/15/03
                     (10.750% thereafter) due 2/15/08 (a).......................     1,768,750
  2,250,000         Viatel Inc., zero coupon until 4/15/03 (12.500% thereafter)
                     due 4/15/08 (a)............................................     1,350,000
                                                                                  ------------
                                                                                    20,178,938
                                                                                  ------------
SERVICES  -  OTHER  -- 2.7%
  1,500,000         Allied Waste North America, Series B, 7.875% due
                     1/1/09 (a).................................................     1,267,500
  1,000,000         Dyncorp Inc., 9.500% due 3/1/07 (a).........................       893,750
  1,000,000         Intertek Finance PLC, 10.250% due 11/1/06 (a)...............       880,000
  1,000,000         Iron Mountain Inc., 8.250% due 7/1/11 (a)...................       860,000
  1,000,000         Primark Corp., 9.250% due 12/15/08 (a)......................       935,000
  2,000,000         Safety-Kleen Services, 9.250% due 6/1/08 (a)................     1,840,000
                                                                                  ------------
                                                                                     6,676,250
                                                                                  ------------
TRANSPORTATION  -- 2.3%
  1,000,000         Atlantic Express, 10.750% due 2/1/04 (a)....................       970,000
  1,250,000         Holt Group, 9.750% due 1/15/06 (a)..........................       790,625
    400,000         Laidlaw Inc., 6.650% due 10/1/04 (a)........................       322,000
  1,500,000         Northwest Airlines Inc., 7.625% due 3/15/05 (a).............     1,335,000
                    TFM Sa De Cv:
  2,000,000          Zero coupon until 6/15/02 (11.750% thereafter) due
                     6/15/09 (a)................................................     1,445,000
    750,000          10.250% due 6/15/07 (a)....................................       736,875
                                                                                  ------------
                                                                                     5,599,500
                                                                                  ------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

February 29, 2000

     FACE
    AMOUNT                                   SECURITY                               VALUE
----------------------------------------------------------------------------------------------
UTILITIES -- 0.6%
$ 1,000,000         Azurix Corp., 10.750% due 2/15/10 (a)(b)....................  $  1,005,000
    500,000         Companhia Energetica De Sao Paulo, 9.125% until 6/26/02
                     (9.625% thereafter) due 6/26/07 (a)........................       482,500
                                                                                  ------------
                                                                                     1,487,500
                                                                                  ------------
                    TOTAL CORPORATE BONDS (Cost  -- $93,955,910)................    82,694,298
                                                                                  ------------
SOVEREIGN BONDS  -- 57.4%

ARGENTINA  -- 7.9%
                    Republic of Argentina:
  3,850,000          Structured Note, 11.786% due 4/10/05 (a)(e)(f).............     3,619,000
    350,000          Zero coupon, Series E, due 10/15/03 (a)....................       241,500
  1,200,000          Zero coupon, Series F, due 10/15/04 (a)....................       732,000
 15,260,000          11.000% due 12/4/05 (a)....................................    15,012,025
                                                                                  ------------
                                                                                    19,604,525
                                                                                  ------------
BRAZIL  -- 12.7%
                    Federal Republic of Brazil:
  6,870,585          C Bond, 8.000% due 4/14/14 (a)(g)..........................     5,077,796
  1,500,000          DCB, Series L Bearer, 7.000% due 4/15/12 (a)(e)............     1,117,500
  5,590,000          DCB, Series L Registered, 7.000% due 4/15/12 (a)(e)........     4,164,550
  1,000,000          FLIRB, Series L Registered, 5.000% due 4/15/09 (a)(e)......       766,250
  2,845,444          MYDFA, 6.813% due 9/15/07 (a)(e)...........................     2,365,275
  1,420,000          NMB, Series L Bearer, 7.000% due 4/15/09 (a)(e)............     1,171,500
  1,400,000          NMB, Series L Registered, 7.000% due 4/15/09 (a)(e)........     1,155,000
 11,165,000          14.500% due 10/15/09 (a)...................................    12,069,365
  1,600,000          12.750% due 1/15/20 (a)....................................     1,570,000
  2,120,000          12.250% due 3/6/30 (a).....................................     2,013,470
                                                                                  ------------
                                                                                    31,470,706
                                                                                  ------------
BULGARIA  -- 1.3%
                    Republic of Bulgaria:
    150,000          Discount Bond, Series A, 7.063% due 7/28/24 (a)(e).........       123,938
  4,000,000          FLIRB, Series A, 2.750% due 7/28/12 (a)(e).................     3,000,000
                                                                                  ------------
                                                                                     3,123,938
                                                                                  ------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

February 29, 2000

    FACE
   AMOUNT                                   SECURITY                               VALUE
----------------------------------------------------------------------------------------------
COLOMBIA -- 3.3%
                    Republic of Colombia:
$   525,000          7.250% due 2/15/03 (a).....................................  $    492,188
  1,000,000          7.270% due 6/15/03 (a)(b)..................................       915,000
  2,005,000          10.875% due 3/9/04 (a).....................................     2,005,000
  3,900,000          11.218% due 8/13/05 (a)(e).................................     3,802,500
  1,350,000          7.625% due 2/15/07 (a).....................................     1,076,625
                                                                                  ------------
                                                                                     8,291,313
                                                                                  ------------
COSTA RICA  -- 1.7%
                    Costa Rica Principal Bond:
  1,200,000          Series A, 6.250% due 5/21/10 (a)...........................     1,158,000
  3,400,000          Series B, 6.250% due 5/21/15 (a)...........................     3,026,000
                                                                                  ------------
                                                                                     4,184,000
                                                                                  ------------
CROATIA  -- 2.1%
                    Croatia:
  2,911,364          Series A, 7.063% due 7/31/10 (a)(e)........................     2,718,486
  2,537,315          Series B, 7.063% due 7/31/06 (a)(e)........................     2,419,965
                                                                                  ------------
                                                                                     5,138,451
                                                                                  ------------
ECUADOR  -- 0.9%
                    Republic of Ecuador:
  1,900,000          Discount Bond, due 2/28/25 (a)(d)..........................       773,063
  3,950,000          Par Bond, due 2/28/25 (a)(d)...............................     1,461,500
                                                                                  ------------
                                                                                     2,234,563
                                                                                  ------------
IVORY COAST  -- 0.1%
  2,000,000         Ivory Coast, FLIRB, 2.000% due 3/29/18 (a)(e)...............       380,000
                                                                                  ------------
MEXICO  -- 9.8%
                    United Mexican States:
  2,500,000          Par Bond, Series W-B, 6.250% due 12/31/19 (a)(h)...........     2,035,938
 18,771,000          11.375% due 9/15/16 (a)....................................    22,149,780
    110,000          11.500% due 5/15/26 (a)....................................       136,730
                                                                                  ------------
                                                                                    24,322,448
                                                                                  ------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

February 29, 2000

    FACE
   AMOUNT                                          SECURITY                            VALUE
----------------------------------------------------------------------------------------------
PANAMA -- 1.7%
                    Republic of Panama:
$ 2,900,000          IRB, 4.250% due 7/17/14 (a)(e).............................  $  2,303,688
    800,000          8.875% due 9/30/27 (a).....................................       690,000
  1,350,000          9.375% due 4/1/29 (a)......................................     1,297,688
                                                                                  ------------
                                                                                     4,291,376
                                                                                  ------------
PERU  -- 1.9%
                    Republic of Peru:
  1,000,000          FLIRB, 3.750% due 3/7/17 (a)(e)............................       641,550
  6,000,000          PDI, 4.500% due 3/7/17 (a)(e)..............................     4,203,750
                                                                                  ------------
                                                                                     4,845,300
                                                                                  ------------
PHILIPPINES  -- 1.1%
  2,815,000         Republic of Philippines, 9.875% due 1/15/19 (a).............     2,709,438
                                                                                  ------------
POLAND  -- 1.0%
                    Republic of Poland:
    650,000          PAR Bond, 3.500% due 10/27/24 (a)(e).......................       407,266
  2,250,000          PDI, 6.000% due 10/27/14 (a)(e)............................     1,999,688
                                                                                  ------------
                                                                                     2,406,954
                                                                                  ------------
RUSSIA  -- 5.9%
                    Russia:
 18,835,228          IAN, due 12/15/15 (a)(d)...................................     4,496,911
 11,850,000          11.750% due 6/10/03 (a)....................................    10,191,000
                                                                                  ------------
                                                                                    14,687,911
                                                                                  ------------
VENEZUELA  -- 6.0%
                    Republic of Venezuela:
  2,500,000          Discount Bond, Series W-A, 7.000% due 3/31/20 (a)(e).......     1,943,750
    535,710          FLIRB, Series A, 6.875% due 3/31/07 (a)(e).................       449,160
    882,375          NMB, 7.125% due 12/18/05 (a)(e)............................       745,607
    200,000          9.125% due 6/18/07 (a).....................................       147,000
  8,800,000          13.625% due 8/15/18 (a)....................................     8,228,000
  4,965,000          9.250% due 9/15/27 (a).....................................     3,363,788
                                                                                  ------------
                                                                                    14,877,305
                                                                                  ------------
                    TOTAL SOVEREIGN BONDS (Cost  -- $128,833,921)...............   142,568,228
                                                                                  ------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

February 29, 2000

   FACE
  AMOUNT                                     SECURITY                                 VALUE
------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 8.2%
$14,588,230         Kingdom of Morocco, Tranche B, 6.844% due 1/1/04
                     (Morgan Guaranty Trust Company of New York, Morgan Stanley
                     Emerging Markets Inc.) (a)(e)(i).............................  $ 13,913,520
  1,638,636         The People's Democratic Republic of Algeria, Tranche 1,
                     6.813% due 9/4/06 (Chase Manhattan) (a)(e)(i)................     1,286,329
    959,090         The People's Democratic Republic of Algeria, Tranche A,
                     7.500% due 3/4/00 (Chase Manhattan, Merrill Lynch) (a)(e)(i).       959,091
  3,725,000         The People's Democratic Republic of Algeria, Tranche 3,
                     6.813% due 3/4/10 (Chase Manhattan, First Boston) (a)(e)(i)..     2,756,500
  6,500,000         Russia, Principal Loan, due 12/15/20 (Goldman Sachs) (a)(d)(i)     1,543,750
                                                                                    ------------

                    TOTAL LOAN PARTICIPATIONS (Cost  -- $19,344,824)............      20,459,190
                                                                                    ------------

   SHARES                                 SECURITY                                     VALUE
------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
  1,000,000         APP Finance (II) Mauritius Limited, Series A,
                     12.000% (a)(e).............................................       600,000
                    TCR Holding Corp. (a)(j):
      4,091         Class B.....................................................            40
      2,250         Class C.....................................................            22
      5,932         Class D.....................................................            59
     12,271         Class E.....................................................           123
                                                                                  ------------

                    TOTAL PREFERRED STOCK (Cost  -- $1,001,455).................       600,244
                                                                                  ------------

WARRANTS AND RIGHTS (j)  -- 0.1%

      1,000         Glasstech Inc. (Exercise price of $0.01 per share expiring on 6/30/04.
                     Each warrant exercisable for 0.125 shares of common
                     stock.) (a)................................................           500
      5,000         In Flight Phone (Exercise price of $0.01 per share expiring on 8/31/02.
                     Each warrant exercisable for one share of common
                     stock.) (a)................................................             0
      8,000         Terex Corp. Stock Appreciation Rights
                     (Expiring 5/15/02) (a).....................................       144,000
      3,000         Wireless One Inc. (Exercise price of $11.55 per share.
                     Each warrant exercisable for one share of common
                     stock.) (a)................................................           750
                                                                                  ------------

                    TOTAL WARRANTS AND RIGHTS (Cost  -- $0).....................       145,250
                                                                                  ------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

February 29, 2000

    FACE
   AMOUNT                                   SECURITY                               VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
$ 1,975,000         State Street Bank & Trust Co., 5.720% due 3/1/00; Proceeds
                    at maturity  -- $1,975,314; (Fully collateralized by U.S.
                    Treasury Bonds, 11.750% due 2/15/01; Market value  --
                    $2,017,931) (Cost -- $1,975,000)............................  $  1,975,000
                                                                                  ------------
                    TOTAL INVESTMENTS -- 100% (Cost -- $245,111,110*)...........  $248,442,210
                                                                                  ------------
                                                                                  ------------

--------------------------------------------------------------------------------

(a) Security is segregated as collateral pursuant to a loan agreement.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Each unit is comprised of a $1,000 par Senior Note due 7/15/07 and a warrant to purchase 4.85 Class A shares and 0.539 Class L shares at $0.01 per share.

(d) Security is currently in default.

(e) Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(f) Coupon rate is derived from a formula based on the yields of other Argentine bonds.

(g) Payment-in-kind security for which part of the income earned is capitalized as additional principal.

(h) Including recovery rights.

(i) Participation interests were acquired through the financial institutions indicated parenthetically.

(j) Non-income producing security.

 *Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  -----------------------------------

    C Bond -- Capitalization Bond.
    DCB    -- Debt Conversion Bond.
    FLIRB  -- Front Loaded Interest Reduction Bond.
    IAN    -- Interest in Arrears Note.
    IRB    -- Interest Reduction Bond.
    NMB    -- New Money Bond.
    PDI    -- Past Due Interest.

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
February 29, 2000

ASSETS:
   Investments, at value (Cost  -- $245,111,110)............  $248,442,210
   Cash.....................................................           715
   Interest receivable......................................     6,390,533
   Prepaid expenses.........................................           812
                                                              ------------
   TOTAL ASSETS.............................................   254,834,270
                                                              ------------
LIABILITIES:
   Loan payable (Note 4)....................................    75,000,000
   Payable for securities purchased.........................     1,977,939
   Loan interest payable (Note 4)...........................       370,161
   Management fees payable (Note 2).........................       152,293
   Accrued expenses.........................................       113,878
                                                              ------------
   TOTAL LIABILITIES........................................    77,614,271
                                                              ------------
TOTAL NET ASSETS............................................  $177,219,999
                                                              ------------
                                                              ------------
NET ASSETS:
   Common stock ($0.001 par value, 100,000,000 shares
    authorized; 14,748,540 shares outstanding)..............  $     14,749
   Additional paid-in capital...............................   205,371,639
   Overdistributed net investment income....................      (590,868)
   Accumulated net realized loss from security
    transactions............................................   (30,906,621)
   Net unrealized appreciation of investments...............     3,331,100
                                                              ------------
TOTAL NET ASSETS............................................  $177,219,999
                                                              ------------
                                                              ------------
NET ASSET VALUE, PER SHARE ($177,219,999 [div] 14,748,540
 shares outstanding)........................................        $12.02
                                                                    ------
                                                                    ------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
   Interest.................................................  $ 13,927,609
                                                              ------------
EXPENSES:
   Interest expense (Note 4)................................     2,920,222
   Management fees (Note 2).................................       925,713
   Legal fees...............................................        52,763
   Audit and tax services...................................        29,917
   Shareholder communications...............................        24,432
   Transfer agent fees......................................        21,915
   Custody..................................................        18,851
   Directors' fees..........................................        16,658
   Listing fees.............................................        12,085
   Other....................................................         7,052
                                                              ------------
   TOTAL EXPENSES...........................................     4,029,608
                                                              ------------
NET INVESTMENT INCOME.......................................     9,898,001
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
   Realized Loss From Security Transactions (excluding
    short-term securities):
      Proceeds from sales...................................   107,243,235
      Cost of securities sold...............................   115,781,156
                                                              ------------
   NET REALIZED LOSS........................................    (8,537,921)
                                                              ------------
   Change in Net Unrealized Appreciation (Depreciation):
      Beginning of period...................................   (21,033,639)
      End of period.........................................     3,331,100
                                                              ------------
   INCREASE IN NET UNREALIZED APPRECIATION..................    24,364,739
                                                              ------------
NET GAIN ON INVESTMENTS.....................................    15,826,818
                                                              ------------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $ 25,724,819
                                                              ------------
                                                              ------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

G L O B A L       P A R T N E R S       I N C O M E       F U N D       I N C.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended February 29, 2000 (unaudited) and the Year Ended August 31, 1999

                                                                  2000           1999
-----------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income....................................  $  9,898,001   $ 23,233,430
   Net realized loss........................................    (8,537,921)   (17,552,398)
   Increase in net unrealized appreciation..................    24,364,739     36,734,971
                                                              ------------   ------------
   INCREASE IN NET ASSETS FROM OPERATIONS...................    25,724,819     42,416,003
                                                              ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
   Net investment income....................................   (10,508,339)   (24,514,395)
                                                              ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................   (10,508,339)   (24,514,395)
                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued in reinvestment of
    distributions
    (0 and 179,386 shares issued, respectively).............            --      1,972,489
                                                              ------------   ------------
INCREASE IN NET ASSETS......................................    15,216,480     19,874,097

NET ASSETS:
   Beginning of period......................................   162,003,519    142,129,422
                                                              ------------   ------------
   END OF PERIOD*...........................................  $177,219,999   $162,003,519
                                                              ------------   ------------
                                                              ------------   ------------
*Includes undistributed (overdistributed) net investment
  income of.................................................     $(590,868)       $19,470
                                                                 ---------        -------
                                                                 ---------        -------

STATEMENT OF CASH FLOWS (unaudited)
For the Six Months Ended February 29, 2000

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
   Proceeds from sales of portfolio securities and principal
    paydowns................................................  $ 111,329,574
   Purchases of portfolio securities........................   (107,888,643)
   Net sales of short-term securities.......................      1,156,000
                                                              -------------
                                                                  4,596,931
   Net investment income....................................      9,898,001
   Adjustments to reconcile net investment income to net
    cash provided by operating activities:
      Accretion of discount on securities...................     (2,773,385)
      Capitalized income on payment-in-kind securities......       (231,895)
      Net change in receivables/payables related to
        operations..........................................       (981,065)
                                                              -------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES................     10,508,587
                                                              -------------
CASH FLOWS USED BY FINANCING ACTIVITIES:
   Distributions paid.......................................    (10,508,339)
                                                              -------------
   NET CASH USED BY FINANCING ACTIVITIES....................    (10,508,339)
                                                              -------------
Net Increase in Cash........................................            248
Cash, Beginning of period...................................            467
                                                              -------------
CASH, END OF PERIOD.........................................  $         715
                                                              -------------
                                                              -------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

                           STATEMENT OF DIFFERENCES

The division sign shall be expressed as................................... [div]